SUMMARY OF MATERIAL ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2024
SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF MATERIAL ACCOUNTING POLICIES	SUMMARY OF MATERIAL ACCOUNTING POLICIES
Basis of preparation
These unaudited condensed consolidated interim financial statements as of and for the three and nine months ended September 30, 2024 have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) as of January 1, 2024.
The interim report does not include all the notes of the type normally included in an annual financial report. Accordingly, this report is to be read in conjunction with the annual report for the year ended December 31, 2023. The accounting policies adopted are consistent with those of the previous financial year and corresponding interim reporting period.
The unaudited condensed consolidated interim financial statements are presented in millions of U.S. dollars (“$” or “USD”). Effective February 1, 2024, management determined that Amer Sports, Inc.’s functional currency changed from euro (“EUR”) to USD, which has been accounted for on a prospective basis. The change in functional currency was driven by the capital structure change of Amer Sports, Inc., due to the IPO, debt refinancing, and related transaction expenses incurred, which were primarily denominated in U.S. dollars. Future equity issuances and cash flows of the Company will be in USD.
The presented figures and percentages are subject to rounding adjustments, which may cause discrepancies between the sum of the individual figures and the presented aggregated column and row totals. The figures have been prepared under the historical cost basis except for the revaluation of financial instruments that are measured at revalued amounts or fair values at the end of each reporting period as well as derivative financial instruments at fair value. The unaudited condensed consolidated interim financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of the business.

In the third quarter of 2024, the Company changed its presentation of credit card processing fees in the consolidated statement of income and loss and other comprehensive income and loss, which were previously recorded as contra-revenue and have been reclassified as selling, general and administrative expenses. We believe this presentation better reflects the nature of the costs incurred by the Company. Prior year amounts have been reclassified to conform with current period presentation. The amounts reclassified were immaterial and had no impact on previously reported operating profit or net income/(loss).

In the third quarter of 2024, the Company changed its presentation in the consolidated statement of cash flows to present net cash flows from revolving credit facilities with repayment terms less than three months separately from other short-term borrowings from financial institutions. The Company elected to make this reclassification as they believe it more appropriately reflects the nature of the source and use of the cash flows, and improves comparability to peers. Prior year amounts have been reclassified to conform with current period presentation. The change had no impact on net cash flow from financing activities or any other financial statement information.

Pursuant to the agreement between the Company and Amer Sports Holding (Cayman) Limited ("JVCo"), a related party, interest incurred on the Investment Loan and Facility A Loan after December 31, 2022 was suspended. Refer to Note 17. Related Party Transactions for additional information. During the fourth quarter of 2023, the Company updated the presentation in the consolidated statement of cash flows for fiscal year ended December 31, 2023, to reclassify approximately $25.2 million of cash payments made to JVCo from interest paid, classified as operating cash flows, to repayments of long-term borrowings from related parties, classified as financing cash flows. The Company concluded that the adjustment was immaterial to the previously issued consolidated financial statements for the nine months ended September 30, 2023.

New and amended standards and interpretations

The Group has applied the following new and revised standards, amendments and interpretations that are required to be applied as of January 1, 2024:
•IAS 1 (amendment): Classification of Liabilities as Current or Non-current, Non-current liabilities with Covenants - no material impact
•IFRS 16 (amendment): Lease liability in a Sale and Leaseback - no material impact
•IAS 7 and IFRS 7 (amendment): Supplier finance arrangements - no material impact
Significant accounting judgments, estimates, and assumptions
When preparing the unaudited condensed consolidated interim financial statements, the Group’s management makes judgments and estimates influencing the content of the unaudited condensed interim financial statements and it must exercise its judgment regarding the application of accounting policies. Management continuously evaluates the judgments and estimates it uses.
The significant judgments made and the estimates used by management have been applied in the same manner as reported in the consolidated financial statements for the year ended December 31, 2023.